ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES - Schedule of Accrued Expenses and Other Current Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Property and equipment payables	$ 87,701	$ 131,071
Interest expenses payable	63,371	54,182
Operating expense and other accruals and liabilities	11,728	12,994
Operating lease liabilities	1,095	899
Total Accrued Expenses and Other Current Liabilities	$ 165,688	$ 201,405
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	Total Accrued Expenses and Other Current Liabilities	Total Accrued Expenses and Other Current Liabilities
Advance Customer Deposits And Ticket Sales [Member]
Advance customer deposits and ticket sales	$ 1,793	$ 2,259